Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of related party balances

Related party balances

Transaction nature	Name	2022		2023		2024		2024
		SGD		SGD		SGD		USD
Amount due to	Vienna Management Ltd	2,290,044	[i]	-		-		-

Amount due from	Anthill Corp	-		3,495	iii	4,795	iii	3,510

Contract liability	Mr. Loh	103,908	ii	-		-		-

Amount due to	Ms. Rhonda Wong	-		240,000	iv	27,674	vi	20,256

Amount due to	Ms. Race Wong	-		188,425	[v]	27,674	vi	20,256

[i]	On May 1, 2019 and December 1, 2022 the Group entered into two separated interest-free loan facility agreements with Vienna Management Ltd, one of the Group’s major shareholders. Both revolving loan facility agreements offered up to S$2.0 million each for general working capital and general corporate purposes. The amount of S$2,290,044 (US$1,708,478) on December 31, 2022 had been fully settled in March 2023.

ii	On February 25, 2022, the Group entered into a services agreement with Mr. Loh., with a term from February 25, 2022, to complete a renovation project in consideration S$3,618,250 (US$2,699,381). The Group received in advance of completion of performance obligations under an agreement amounted to S$103,908 (US$77,520) as of December 31, 2022.

iii	On June 22, 2023, the Group extended payment for Notarization services for Anthill Corp and On November 12, 2024, the Group paid on behalf of Anthill Corp for corporate secretary services.

iv	On December 28, 2023, Ms. Rhonda Wong made short-term advances to the Group S$240,000 for general working capital and general corporate purposes.

[v]	On March 10 and September 12, 2023, Ms. Race Wong paid on behalf of the Group using her credit card facility for PropertyGuru advertisement packages for the amounts of S$169,817 and S$110,000, respectively, while the Group repaid the monthly instalments. During the year, the accumulated credit card settlements amounted to S$291,392 and resulted an overpayment of S$11,575. On November 30, 2023, Ms. Race Wong made short-term advances to the Group S$200,000 for general working capital and general corporate purposes.

vi	Ms. Rhonda Wong and Ms. Race Wong voluntarily withheld part of their salary for working capital use by the Group amounting to a total of S$27,674 (US$20,256) each.

Schedule of related party transactions

Related party transactions

Transaction nature	Name	December 31, 2022		December 31, 2023		December 31, 2024		December 31, 2024
		SGD		SGD		SGD		USD
Brokerage services provided to	Ms. Rhonda Wong	2,900	(1)	-		2,100	(1)	1,537
Brokerage services provided to	Mr. David Loh	-		11,000	(2)	-		-
Emerging and other services to	Mr. David Loh	2,981,957	(3)	511,040	(3)	-		-
Emerging and other services to	Ms. Rhonda Wong	1,199	(4)	288	(4)	250	(4)	183
Emerging and other services to	Ms. Race Wong	-		-		4,770	(5)	3,491

(1)	Ms. Rhonda Wong engaged the Group to look for tenant for a property in March 2022 and April 2024. The respective project was completed during year ended December 31, 2022 and 2024, and Ms. Rhonda Wong paid the rental commission to the Group, being S$2,900 and S$2,100 (US$1,537) respectively.

(2)	Mr. David Loh engaged the Group to look for a tenant for a property and was completed during the year ended December 31, 2023. Mr. David Loh paid a service fee of S$11,000 (US$8,338) to the Group.

(3)	On February 25, 2022, the Group entered into a services agreement with subsequent various orders with Mr. Loh., with a term from February 25, 2022, to complete a renovation project in total consideration S$3,492,997 (US$2,612,033). For the year ended December 31, 2022, the project was not completed and Mr. Loh. paid to the Group in consideration S$3,085,865 (US$2,302,197). The Group received in advance of completion of performance obligations under an agreement amounted to S$103,908 (US$77,520) as of December 31, 2022. During the year ended December 31, 2022, the Group recognized revenue S$2,981,957 (US$2,224,676) for the project. During the year ended December 31, 2023, revenue recognized for the services agreement with Mr. David Loh for S$511,040 (US$387,357).

(4)

Ms. Rhonda Wong engaged the Group to move and clean her house in April 2022. The project was completed during year ended December 31, 2022, and Ms. Rhonda Wong paid a service fee of S$1,199 (US$896) to the Group.

Ms. Rhonda Wong engaged the Group to perform aircon cleaning for her house and the project was completed during the year ended December 31, 2023, and Ms. Rhonda Wong paid a service fee of S$288 (US$218) to the Group.

Ms. Rhonda Wong engaged the Group to perform curtain cleaning for her house and the project was completed during the year ended December 31, 2024, and Ms. Rhonda Wong paid a service fee of S$250 (US$183) to the Group.

(5)	Ms. Race Wong engaged the Group to perform cleaning services multiple times for the year ended December 31, 2024, and Ms. Race Wong paid a total of service fees of S$4,770 (US$3,491) to the Group.